Right-of-use assets and Lease liabilities - Current and Non-Current Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets and Lease liabilities
Current lease liabilities	$ 12,149	$ 7,704
Non-current lease liabilities	$ 49,585	$ 46,519